Short-Term Bank Borrowing - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Short-term Debt
Debt Instrument [Line Items]
Short-term bank borrowing outstanding	$ 2,313	14,000
Short-term bank borrowing fixed interest rate	5.60%	5.60%
Short-term bank borrowing term	10 years	10 years	3 months
Letter of credit pledged for short-term borrowing	$ 2,598	15,725